Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Compensation Paid to Key Management Personnel
The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2023	2022	2021
Short-term benefits(a)	36	31	33
Post-employment benefits	2	2	2
Share-based payment	8	19	20
Total recognized in profit or loss	46	52	55
(a) Compensation, employer’s social security contributions, directors’ compensation, and any termination benefits (net of reversals of termination benefit obligations).

Summary of Aggregate Amounts Payable to Key Management Personnel
The table below shows the aggregate obligation as of December 31 for each period presented for individuals who hold or have held executive positions within Sanofi during that period.

(€ million)	2023	2022	2021
Aggregate top-up pension obligation in favor of certain corporate officers and of Executive Committee members	10	10	28
Aggregate termination benefits and lump-sum retirement benefits in favor of key management personnel	6	5	7